West Polaris (Narrative) (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 19, 2015	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 08, 2016
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent			50.00%	50.00%
Purchase price less debt				$ 1,796,200,000
Contingent consideration				898,800,000
Working capital adjustments				(2,200,000)
Gain on bargain purchase				9,300,000	$ 0	$ 0
West Polaris Acquisition
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Purchase price less debt	$ 204,000,000
Consideration transferred, sellers line of credit	$ 50,000,000
Consideration transferred, sellers line of credit, interest rate	6.50%
Consideration transferred, sellers line of credit, threshold for operating day rate	$ 450,000
Consideration transferred, sellers line of credit, daily rate	$ 653,000
Consideration transferred, sellers line of credit, percentage above threshold for operating day rate	50.00%
Total	$ 374,600,000
Seller's Credit	44,600,000
Contingent consideration	95,300,000
Working capital adjustments	$ 30,700,000
Consideration transferred, sellers line of credit, weighted average cost of capital	8.50%
Drilling unit	$ 575,300,000
Intangible asset - favorable drilling contract	124,300,000
Business acquisition, transaction costs	700,000
Gain on bargain purchase	39,600,000		$ 9,300,000
Bargain purchase, reduction of gain recognized, amount			30,300,000
Revenues			131,600,000
Business combination, earnings or loss of acquiree since acquisition date, actual			7,800,000
West Polaris Initial Earn-out | West Polaris Acquisition
Business Acquisition [Line Items]
Consideration transferred, sellers line of credit, threshold for operating day rate	450,000		450,000	450,000
Seller's Credit	61,800,000
Contingent consideration amount under the agreements, per day amount (up to)	67,600,000		$ 17,500,000	$ 17,500,000
Contingent consideration arrangements, range of outcomes, value, low	0
West Polaris Subsequent Earn-out | West Polaris Acquisition
Business Acquisition [Line Items]
Seller's Credit	33,500,000
Contingent consideration arrangements, range of outcomes, value, low	0
Trade Accounts Receivable | West Polaris Acquisition
Business Acquisition [Line Items]
Acquired receivables, fair value	$ 31,900,000
Maximum | West Polaris Initial Earn-out | West Polaris Acquisition
Business Acquisition [Line Items]
Contingent consideration arrangements, utilization	100.00%		100.00%	100.00%
Minimum | West Polaris Initial Earn-out | West Polaris Acquisition
Business Acquisition [Line Items]
Contingent consideration arrangements, utilization	0.00%		0.00%	0.00%
Minimum | West Polaris Subsequent Earn-out | West Polaris Acquisition
Business Acquisition [Line Items]
Contingent consideration arrangements, utilization	0.00%		0.00%	0.00%
Subsequent Event | West Polaris Acquisition
Business Acquisition [Line Items]
Consideration transferred, sellers line of credit, threshold for operating day rate		$ 490,000					$ 490,000
Provisional information, initial accounting incomplete, adjustment, intangibles		47,900,000
Subsequent Event | West Polaris Subsequent Earn-out | West Polaris Acquisition
Business Acquisition [Line Items]
Consideration transferred, sellers line of credit, initial earn-out, reduction		$ 17,600,000
Seadrill Limited
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	42.00%